Stock-Based Compensation Expense - Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Options
Outstanding at beginning of period (in shares)	32,529,224	40,012,825	25,791,263	18,260,484
Granted (in shares)	0	1,582,496	14,553,811	25,791,263
Exercised (in shares)	1,896,667	8,716,423	1,266	0
Cancelled (in shares)	32,599	349,674	330,983	18,260,484
Options at end of period (in shares)	30,599,958	32,529,224	40,012,825	25,791,263	18,260,484
Vested and exercisable as of period end (in shares)	29,622,290	30,868,124
Weighted Average Exercise Price Per share
Outstanding at beginning of period (in dollars per share)	$ 1.28	$ 1.08	$ 1.05	$ 1.58
Granted (in dollars per share)	0	5.31	1.14	1.05
Exercised (in dollars per share)	1.27	1.13	1.05	0
Cancelled (in dollars per share)	3.18	1.31	1.06	1.58
Outstanding at end of period (in dollars per share)	1.28	1.28	$ 1.08	$ 1.05	$ 1.58
Vested and exercisable at period end (in dollars per share)	$ 1.23	$ 1.23
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Options, weighted average remaining contractual term	7 years 6 months 7 days	7 years 9 months 25 days	8 years 9 months 10 days	9 years 6 months 14 days	9 years 4 months 6 days
Options, weighted average contractual term, vested and exercisable at period end	7 days 11 hours	7 years 9 months 14 days
Aggregate intrinsic value outstanding		$ 454,668	$ 99,999	$ 24,720	$ 0
Aggregate intrinsic value, vested and exercisable at period end		$ 433,198